UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY             November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $121,360

                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE    SHS OR     SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE   SHARED    NONE
3M CO                               COM          88579Y101    255        3,549              SOLE                     0         3,549
ABB LTD                        SPONSORED ADR     000375204  2,502      146,500              SOLE                29,300       117,200
AFLAC INC                           COM          001055102  4,161      119,057              SOLE                54,824        64,233
AMR CORP                            COM          001765106  4,061    1,371,900              SOLE               429,325       942,575
APPLE INC                           COM          037833100  7,279       19,090              SOLE                 9,045        10,045
AQUA AMERICA INC                    COM          03836W103    647       30,000              SOLE                30,000             0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH    03938L104    724       45,500              SOLE                25,800        19,700
ARCHER DANIELS MIDLAND CO           COM          039483102  1,652       66,593              SOLE                52,492        14,101
AT&T INC                            COM          00206R102    341       11,952              SOLE                     0        11,952
BAKER HUGHES INC                    COM          057224107  1,517       32,876              SOLE                20,400        12,476
BB&T CORP                           COM          054937107  1,781       83,500              SOLE                18,900        64,600
CARNIVAL CORP                    PAIRED CTF      143658300    379       12,500              SOLE                 8,000         4,500
CELGENE CORP                        COM          151020104  1,922       31,050              SOLE                18,500        12,550
CHUBB CORP                          COM          171232101  1,032       17,200              SOLE                14,300         2,900
CHURCH & DWIGHT INC                 COM          171340102    648       14,652              SOLE                   800        13,852
CITRIX SYS INC                      COM          177376100  2,707       49,650              SOLE                10,050        39,600
COOPER COS INC                    COM NEW        216648402    254        3,206              SOLE                 3,206             0
CORNING INC                         COM          219350105    275       22,220              SOLE                20,000         2,220
DEERE & CO                          COM          244199105  1,882       29,150              SOLE                 6,000        23,150
DELTA AIR LINES INC DEL           COM NEW        247361702  3,506      467,466              SOLE                94,600       372,866
DIAGEO P L C                    SPON ADR NEW     25243Q205    248        3,266              SOLE                 1,900         1,366
DIAMOND OFFSHORE DRILLING IN        COM          25271C102  4,784       87,400              SOLE                30,250        57,150
DISH NETWORK CORP                   CL A         25470M109    502       20,042              SOLE                20,000            42
DISNEY WALT CO                   COM DISNEY      254687106    542       17,966              SOLE                 9,000         8,966
DU PONT E I DE NEMOURS & CO         COM          263534109    234        5,844              SOLE                     0         5,844
ERICSSON L M TEL CO             ADR B SEK 10     294821608    741       77,600              SOLE                35,960        41,640
EXXON MOBIL CORP                    COM          30231G102  2,627       36,173              SOLE                     0        36,173
FORD MTR CO DEL                COM PAR $0.01     345370860  1,319      136,425              SOLE                23,575       112,850
FREEPORT-MCMORAN COPPER & GO        COM          35671D857    365       12,000              SOLE                12,000             0
GENERAL ELECTRIC CO                 COM          369604103  1,182       77,677              SOLE                23,700        53,977
HALLIBURTON CO                      COM          406216101  1,132       37,100              SOLE                37,100             0
HUNTINGTON BANCSHARES INC           COM          446150104  3,107      647,200              SOLE               130,600       516,600
INFORMATICA CORP                    COM          45666Q102  2,338       57,100              SOLE                12,850        44,250
INTEL CORP                          COM          458140100  2,039       95,575              SOLE                46,800        48,775
INTERNATIONAL BUSINESS MACHS        COM          459200101  2,599       14,860              SOLE                12,600         2,260
ISHARES INC                     MSCI GERMAN      464286806  1,353       74,050              SOLE                14,100        59,950
ISHARES TR                      RUSSELL 2000     464287655  1,874       29,150              SOLE                19,450         9,700
JPMORGAN CHASE & CO                 COM          46625H100  3,984      132,257              SOLE                64,650        67,607
KEYCORP NEW                         COM          493267108  1,004      169,300              SOLE                21,650       147,650
KIMCO RLTY CORP                     COM          49446R109  1,941      129,170              SOLE                13,650       115,520
LOCKHEED MARTIN CORP                COM          539830109    920       12,660              SOLE                 2,000        10,660
MARKET LEADER INC                   COM          57056R103     27       12,471              SOLE                12,471             0
MASCO CORP                          COM          574599106    641       90,000              SOLE                90,000             0
MEDCO HEALTH SOLUTIONS INC          COM          58405U102    355        7,576              SOLE                 3,350         4,226
MERCK & CO INC NEW                  COM          58933Y105  3,287      100,531              SOLE                59,500        41,031
METLIFE INC                         COM          59156R108  1,361       48,600              SOLE                 9,900        38,700
MICROSOFT CORP                      COM          594918104  3,558      142,939              SOLE                62,500        80,439
MOTOROLA SOLUTIONS INC            COM NEW        620076307    239        5,707              SOLE                 1,906         3,801
NETAPP INC                          COM          64110D104  1,966       57,950              SOLE                11,650        46,300
NEWS CORP                           CL B         65248E203    312       20,000              SOLE                20,000             0
PEPSICO INC                         COM          713448108  1,156       18,677              SOLE                15,000         3,677
PFIZER INC                          COM          717081103    320       18,118              SOLE                     0        18,118
PROCTER & GAMBLE CO                 COM          742718109    262        4,140              SOLE                     0         4,140
PROSHARES TR                  PSHS ULTSHRT QQQ   74347X237  4,416       81,200              SOLE                57,000        24,200
PROSHARES TR                  PSHS ULSHT SP500   74347R883  2,300       90,250              SOLE                56,000        34,250
QUALCOMM INC                        COM          747525103  1,150       23,645              SOLE                20,000         3,645
ROYAL BK CDA MONTREAL QUE           COM          780087102    331        7,232              SOLE                 7,232             0
ROYAL DUTCH SHELL PLC               COM          780259206  2,663       43,283              SOLE                16,600        26,683
SANDISK CORP                        COM          80004C101    404       10,000              SOLE                10,000             0
SCHLUMBERGER LTD                    COM          806857108  4,477       74,950              SOLE                23,300        51,650
SELECT SECTOR SPDR TR               COM          81369Y605  1,069       90,550              SOLE                20,100        70,450
SPDR GOLD TRUST                   GOLD SHS       78463V107  1,043        6,600              SOLE                 3,850         2,750
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP    78467Y107    426        3,000              SOLE                     0         3,000
TEKELEC                             COM          879101103  1,840      304,650              SOLE                64,100       240,550
TELEFONICA S A                 SPONSORED ADR     879382208  1,253       65,516              SOLE                35,490        30,026
TOOTSIE ROLL INDS INC               COM          890516107    504       20,911              SOLE                10,207        10,704
TRANSOCEAN LTD                      COM          H8817H100  1,502       31,468              SOLE                 7,971        23,497
UNILEVER N V                        COM          904784709  3,103       98,527              SOLE                28,257        70,270
UNITED STATES STL CORP NEW          COM          912909108  2,269      103,100              SOLE                38,900        64,200
UNITED TECHNOLOGIES CORP            COM          913017109  2,407       34,213              SOLE                25,500         8,713
VERIZON COMMUNICATIONS INC          COM          92343V104    205        5,567              SOLE                     0         5,567
VIRGIN MEDIA INC                    COM          92769L101  4,152      170,500              SOLE                36,250       134,250




SK 02322 0001 1240083